Note 2 - Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
		Fair value measurement
Recurring fair value measurement	Total Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains
	$	$	$	$	$

As of December 31, 2020 (audited)
Liabilities:
Forward liability (Note 3)	278	-	-	278	-
As of September 30, 2021 (unaudited)
Assets:
Available-for-sale debt securities	1,645	-	1,645	-	-
Trading debt securities	12,521	-	12,521	-	105
Total assets measured at fair value	14,166	-	14,166	-	105
Liabilities
Forward liability (Note 3)	278	-	-	278	-
Total liabilities measured at fair value	278	-	-	278	-

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
	Valuation technique	Unobservable inputs	Range
Forward liability	Discounted cash flow	Fair value of underlying security	2.65

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Forward liability
$

Balance as of December 31, 2020 (audited)	278
Gains or losses from changes in fair value	-

Balance as of September 30, 2021 (unaudited)	278